Multi-Asset Diversified Income Index Fund Investment Strategy - Multi-Asset Diversified Income Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, calculated and maintained by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The ETF in which the Fund invests may be advised by First Trust Advisors L.P., the Fund’s investment advisor. According to the Index Provider, the Index is designed to provide exposure to multiple asset segments, each selected to seek a consistent and high yield performance. The Index is made up of five segments, each comprised of a constituent index focusing on a specific asset class. These five asset segments are: equity securities, REITs, preferred securities, MLPs and high yield corporate bonds. The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred stocks segment, 20% of its weight to the MLP segment and 20% of its weight to the high yield corporate bond segment. The Index provides exposure to the high yield corporate bond segment through an ETF that invests in high yield corporate debt securities. Each constituent index methodology utilizes separate and distinct eligibility and selection rules for each asset segment that are set forth below. The Fund may invest in companies with various market capitalizations, floating-rate securities and non-U.S. securities. Equity Securities According to the Index Provider, to be eligible for inclusion as part of the equity securities constituent index, a security must meet the following criteria: (i) be a member of the Nasdaq US BenchmarkTM Index (the “Nasdaq BenchmarkTM Index”); (ii) not be classified as a Real Estate Investment Trust or Mortgage Real Estate Investment Trust by the Industry Classification Benchmark (“ICB”); (iii) meet the minimum size requirements of the index; (iv) meet the minimum liquidity requirements of the index; (v) have paid a regular dividend for each of the last three consecutive years and have not suspended or discontinued its dividend payment; (vi) have positive total earnings over the trailing twelve month period; (vii) have a dividend payout ratio less than or equal to 80%; and (viii) have one year realized volatility less than the Nasdaq US BenchmarkTM Index one-year realized volatility plus 15%. Of the eligible companies, the top 50 securities ranked by dividend yield over the trailing twelve-month period are selected. If less than 50 securities are eligible, the securities that are next eligible based on the volatility screen are added until there are 50 constituent index securities. The securities are weighted based on modified dividend yield by dividing each security’s trailing twelve-month dividend yield by the aggregate trailing twelve-month dividend yield of all constituent index securities. No single security can have a weight greater than 8% of the constituent index. REITs According to the Index Provider, to be eligible for inclusion as part of the REIT constituent index, a security must meet the following criteria: (i) be a member of the Nasdaq US BenchmarkTM Index; (ii) be classified as a Real Estate Investment Trust or Mortgage Real Estate Investment Trust by the ICB; (iii) meet the minimum size requirements of the index; (iv) meet the minimum liquidity requirements of the index; (v) have paid a regular dividend for each of the last three consecutive years and have not suspended or discontinued its dividend payment; (vi) have positive total earnings over the trailing twelve month period; (vii) have a dividend payout ratio less than or equal to 150%; and (viii) have one-year realized volatility less than the Nasdaq US Benchmark Real Estate Investment TrustsTM Index one-year realized volatility plus 15%. Of the eligible companies, the top 25 securities ranked by dividend yield over the trailing twelve-month period are selected. If less than 25 securities are eligible, the securities that are next eligible based on the volatility screen are added until there are 25 constituent index securities. The securities are weighted based on modified dividend yield by dividing each security’s trailing twelve-month dividend yield by the aggregate trailing twelve-month dividend yield of all constituent index securities. No single security can have a weight greater than 8% of the constituent index. Preferred Securities According to the Index Provider, to be eligible for inclusion as part of the preferred securities constituent index, a security must meet the following criteria: (i) be a member of the Nasdaq US Multi-Asset Preferred SecurityTM Index (the “Nasdaq PreferredTM Index”); (ii) meet the minimum size requirements of the index; (iii) meet the minimum liquidity requirements of the index; (iv) have not suspended or discontinued its dividend payment; and (v) have one year realized volatility less than the Nasdaq PreferredTM Index one-year realized volatility plus 15%. Of the eligible companies, the 25 securities with the lowest combined score based on the highest dividend yield and lowest realized volatility over the trailing twelve-month period are selected. In the event of a tie, the security with the higher dividend yield will be selected. The securities are weighted based on modified dividend yield by dividing each security’s trailing twelve-month dividend yield by the aggregate trailing twelve-month dividend yield of all constituent index securities. No single security can have a weight greater than 8% of the constituent index. MLPs According to the Index Provider, to be eligible for inclusion as part of the MLP constituent index, a security must meet the following criteria: (i) be classified as a limited partnership; (ii) be classified as Energy or Industrials at the industry level by the ICB; (iii) meet the minimum size requirements of the index; (iv) meet the minimum liquidity requirements of the index; (v) have not suspended or discontinued its dividend payment; and (vi) have one year realized volatility less than the DWA MLP Select Index one-year realized volatility plus 15%. Of the eligible companies, the 25 securities with the lowest combined score based on the highest dividend yield and lowest realized volatility over the trailing twelve-month period are selected. In the event of a tie, the security with the higher dividend yield will be selected. If fewer than 25 securities remain after the screens, the securities that are next eligible based on the volatility screen are added until there are no more eligible securities or the index reaches 25 index securities, whichever comes first. The index may have fewer than 25 securities if there are not enough eligible securities. The securities are weighted based on modified dividend yield by dividing each security’s trailing twelve-month dividend yield by the aggregate trailing twelve-month dividend yield of all constituent index securities. No single security can have a weight greater than 8% of the constituent index. High Yield Corporate Bonds According to the Index Provider, to be included as part of the high yield corporate bonds constituent index, a security must be a U.S.-listed ETF tracking a high yield corporate debt strategy and have assets under management of at least $100 million. The index will be composed of a single ETF advised by First Trust Advisors L.P. There may be ETFs not advised by First Trust Advisors L.P. that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust Advisors L.P. receives advisory fees from the ETF which it would not otherwise receive if the ETF was not a constituent of the index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 114 securities. As of December 31, 2025, the Fund had significant investments in financial companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 114 securities. As of December 31, 2025, the Fund had significant investments in financial companies, although this may change from time to time.